Trade, Other Receivables and Other current assets	12 Months Ended
Dec. 31, 2018
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Trade, Other Receivables and Other current assets

NOTE 11: TRADE, OTHER RECEIVABLES AND OTHER CURRENT ASSETS

(€’000)	As at 31 December,
	2018	2017
Trade receivables	277	64
Advance deposits	90	152
Other trade receivables	0	17

Total Trade and Other receivables	367	233

Prepaid expenses	593	744
VAT receivable	255	391
Income and other tax receivables	737	1,120

Total Other current assets	1,585	2,255

Impairment of receivables is assessed on an individual basis at the end of each accounting year.

At balance sheet date, no receivable was overdue. There were no carrying amounts for trade and other receivables denominated in foreign currencies and no impairments were recorded. Trade receivables balance increase due to a non-clinical supply services agreement signed with Ono (€0.2 million receivable at year-end).

At 31 December 2017, income tax receivables include an open balance for two fiscal years (2017 and 2016), while only one (2018) at 31 December 2018. As of 31 December 2018, other trade receivables mainly decrease due to lower withholding tax to be received from our short-term deposits interests.